Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₨ 6,169	$ 74	₨ 3,454	₨ 2,112
Additions	2,266	27	2,725	1,357
Capitalised during the year	145	2	108	114
Accretion of interest	690	8	416	166
Disposal of subsidiaries	(337)	(4)
Payments	(588)	(7)	(534)	(295)
Closing balance	8,345	$ 100	6,169	3,454
Current	868		698	455	$ 10
Non-current	₨ 7,477		₨ 5,471	₨ 2,999	$ 90